Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents		$ 2,459,943	$ 671,355
Accounts receivable, net		308,435	145,853
Advances to suppliers, net		935,199	522,190
Advances to supplier - related party		916
Prepayments and other current assets		60,114	5,202
Inventories		47,784
Total Current Assets		3,812,391	1,368,648
Property, plant and equipment, net		278,575	21,497
Intangible assets, net		7,694,606	7,654,767
Prepayment for construction of properties		6,790,027	6,663,795
Right-of-use assets		305,052	28,085
Deposits for business acquisitions		14,542,126	18,520,126
Goodwill		7,982,271
Total Assets		41,405,048	34,256,918
Current Liabilities:
Convertible note, net of issuance cost		776,900
Short-term bank loans		212,184
Advances from customers		1,780,856	1,213,465
Accounts payable		67,362	37,866
Accrued expenses and other liabilities		2,001,462	2,338,075
Loans from third parties		155,000	109,600
Taxes payable		256,043	249,628
Lease liability - current		144,914
Total Current Liabilities		6,499,491	3,948,634
Loans from third parties - non-current		176,029
Long-term accounts payable		390,865	383,598
Lease liability - non-current		125,625
Total Liabilities		7,192,010	4,332,232
Commitments and Contingencies
Shareholders’ Equity:
Additional paid-in capital		102,964,031	100,740,868
Statutory reserve		1,072,895	1,072,895
Accumulated deficit		(73,194,815)	(71,813,934)
Accumulated other comprehensive loss		(484,097)	(85,143)
Total Shareholders’ Equity		30,368,014	29,924,686
Non-controlling interest		3,845,024
Total Equity		34,213,038	29,924,686
Total Liabilities and Equity		41,405,048	34,256,918
Class A Shares
Shareholders’ Equity:
Class shares, value	[1]
Class B Shares
Shareholders’ Equity:
Class shares, value		10,000	10,000
Related Party
Current Assets:
Due from related parties			24,048
Current Liabilities:
Accounts payable - related party		4,193
Due to related parties		$ 1,100,577

[1]	Balance as of December 31, 2024 was retroactively stated for change of par value from $1.0 to no par value on May 12, 2025.